Intangible Assets (Details) - USD ($)	3 Months Ended		6 Months Ended
	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2018	Nov. 30, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of Intangible Assets	$ 31,413	$ 108	$ 52,364	$ 216